Document Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Registrant Name	InMode Ltd.
Entity Central Index Key	0001742692
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Document Annual Report	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	0
Entity File Number	001-39016
Entity Incorporation State Country Code	IL
Document Transition Report	false
Document Shell Company Report	false